Significant accounting judgments, estimates and assumptions (Details)	12 Months Ended
Dec. 31, 2023
Significant accounting judgments estimates and assumptions
Past due period of contractual payments for significant increase in credit risk consideration	30 days
Past due period of contractual payments for default consideration	90 days
Past due period of contractual payments for default consideration, debt securities and accounts or deposits within financial institutions	14 days